CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED BALANCE SHEETS
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares Outstanding	0	0	0
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	196,148,863	181,320,528	167,493,479
Common stock, shares Outstanding	196,148,863	181,320,528	167,493,479